Share Based Compensation - Restricted Shares (Details) - Unvested restricted shares - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Share-based compensation
Vesting period	4 years		4 years
Weighted Average Fair Value at Issuance
Aggregate fair value of vested restricted shares	$ 10,477	$ 2,764	$ 3,973	$ 2,348
Class A common shares
Number of shares
Unvested restricted shares outstanding, Beginning of the period	312,229	490,646	490,646
Unvested restricted shares vested	(133,812)		(178,417)
Unvested restricted shares outstanding, End of the period	178,417		312,229	490,646
Weighted Average Fair Value at Issuance
Unvested restricted shares outstanding, Beginning of the period	$ 0.000273235	$ 0.000273235	$ 0.000273235
Unvested restricted shares vested	0.000273235		0.000273235
Unvested restricted shares outstanding, End of the period	$ 0.000273235		$ 0.000273235	$ 0.000273235
Class B common shares
Number of shares
Unvested restricted shares outstanding, Beginning of the period	1,635,495	2,527,583	2,527,583
Unvested restricted shares vested	(669,066)		(892,088)
Unvested restricted shares outstanding, End of the period	966,429		1,635,495	2,527,583
Weighted Average Fair Value at Issuance
Unvested restricted shares outstanding, Beginning of the period	$ 0.000273235	$ 0.000273235	$ 0.000273235
Unvested restricted shares vested	0.000273235		0.000273235
Unvested restricted shares outstanding, End of the period	$ 0.000273235		$ 0.000273235	$ 0.000273235